Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2016 and 2015:

(in thousands)	Estimated useful life (in years)	2016	2015
Land	—	$16,327	$15,452
Buildings and improvements	5-40	301,092	302,068
Machinery and equipment	3-10	257,349	253,556
Computer software	3-7	176,227	125,396
Furniture and office equipment	3-10	89,560	92,281
Construction in progress	—	47,260	63,825
		887,815	852,578
Less: Accumulated depreciation and amortization		(451,160)	(409,634)
Property, plant and equipment, net		$436,655	$442,944